Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning balance	$ (6,158)
Reclassification from retained earnings	0
Ending balance	(17,360)	$ (6,158)
Total
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning balance	847	1,209	$ 946
Other comprehensive loss (income)	808	(362)	263
Reclassification from retained earnings	(209)
Ending balance	1,446	847	1,209
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning balance	789	1,199	833
Other comprehensive loss (income)	895	(410)	366
Reclassification from retained earnings	0
Ending balance	1,684	789	1,199
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning balance	16	21	14
Other comprehensive loss (income)	0	(5)	7
Reclassification from retained earnings	0
Ending balance	16	16	21
Defined Benefit Pension and Postretirement Plans
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning balance	793	740	850
Other comprehensive loss (income)	(87)	53	(110)
Reclassification from retained earnings	(209)
Ending balance	497	793	740
Other Reserves
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning balance	(751)	(751)	(751)
Other comprehensive loss (income)	0	0	0
Reclassification from retained earnings	0
Ending balance	$ (751)	$ (751)	$ (751)